Commitments	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
COMMITMENTS

NOTE 6 - COMMITMENTS

The Company and its subsidiaries entered into premises lease agreements that will expire between 2019 and 2025.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2018, are as follows:

U.S. dollars in thousands
Years ending December 31:
2019	$492
2020	199
2021	48
2022	48
2023-2025	104
$891